Taxes - Reconciles PRC statutory rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Favorable tax rate impact	(11.00%)	(8.00%)	(10.00%)
Permanent difference and others	4.00%	(1.00%)	2.00%
Changes of deferred tax assets valuation allowances	(22.00%)	35.00%	17.00%
Total	(4.00%)	51.00%	34.00%